Commitments and Contingencies	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. Commitments and Contingencies

Guarantees and Commitments

There were no commitments under certain purchase or guarantee arrangements as of March 31, 2026 and 2025.

Legal Matters

From time to time in the normal course of business, the Company may be subject to various legal matters such as threatened or pending claims or proceedings. There were no such material matters as of and for the fiscal years ended March 31, 2026 and 2025 except for the following.

On May 14, 2023, the Company was served with a complaint by ZESTO Consulting LLC demanding unpaid system development fees of JPY21,770. In the fiscal year ended March 31, 2023, the Company recognized the total JPY22,470 related to the lawsuit in research and development costs in the Statements of Operations.

On December 13, 2024, the Tokyo District Court ruled against the Company, holding the Company liable for unpaid service fees totaling JPY19,470, with interest accruing at a rate of 3% per annum. The Company subsequently filed an appeal against this decision.

On December 17, 2025, the appellate court issued a judgment requiring the Company to pay JPY20,394, including additional amounts not awarded in the initial judgment, plus interest. Interest is calculated at rates of 3% and 14.6% per annum on specified portions of the judgment.

The Company filed an appeal of the appellate court judgment to the Supreme Court of Japan in January 2026. While the Company intends to continue with its appeal process, based on the currently available information, management has concluded that the potential loss associated with this matter is reasonably estimable. Accordingly, the Company has recognized the estimated obligation in its financial statements should the appeal fail. For the fiscal year ended March 31, 2026, the Company recognized an additional loss of JPY924 and interest expense of JPY8,399 related to this matter. The total amount accrued related to this matter as of March 31, 2026 was JPY5,284 and is included in accrued expense in the Balance Sheet.

Following the appellate court judgment, and while the Company’s appeal remains ongoing, the court released the earmarked funds, and JPY19,470 was paid to ZESTO Consulting LLC in March 2026.

On September 26, 2025, the Company was served with a complaint by FOOT PRINT Co., Ltd. demanding unpaid service fees under an advertising services agreement of JPY1,197. Subsequently, the Company entered into a court-mediated settlement agreement on February 3, 2026. Pursuant to the settlement agreement, the Company agreed to pay approximately JPY1,131 in full. Upon payment in February 2026, the parties agreed to withdraw all related claims and no further obligations remain between them. As of the date of this report, there is no outstanding balance related to this matter.

In October 2025, trading in the Company’s common stock on The Nasdaq Stock Market was temporarily suspended by the SEC. The suspension was initiated due to concerns regarding potential manipulation of the Company’s securities through recommendations made to investors by unknown third parties via social media. The Company is actively working to address the matters that led to the suspension and to satisfy the requirements for resumption of trading. As of the date of this report, trading of the Company’s securities remains suspended, and there can be no assurance as to when or if trading will resume.

On March 24, 2026, three plaintiffs filed a putative civil class action in the Supreme Court of the State of New York, New York County, against approximately 47 issuers, including the Company, as well as various underwriters and individuals. The plaintiffs allege violations of Sections 11 and 12 of the Securities Act of 1933 arising from purported material misstatements or omissions in registration statements and prospectuses issued in connection with the defendants’ initial public offerings. With respect to the Company, the plaintiffs allege that the Company failed to disclose that its ordinary shares were susceptible to alleged pump-and-dump schemes conducted by unknown third parties.

None of the named plaintiffs is alleged to be a current or former shareholder of the Company. The plaintiffs’ request for judicial intervention was returned by the court for correction, and no corrected filing has been made. As of the date of this report, there has been no further activity involving the Company, the Company has not been formally served with the summons and complaint, and there has been no formal investigation or regulatory inquiry involving the Company or its officers in connection with this matter. If the action proceeds, the Company believes that the claims asserted against it are legally defective and without merit and intends to vigorously defend the action.

Indemnification

In the ordinary course of business, the Company customarily includes standard indemnification provisions in its arrangements with third parties. As of the date of this prospectus, the Company has not paid any material claims or been required to defend any material actions related to its indemnification obligations. However, the Company may be subject to such claims and/or actions in the future as a result of these indemnification obligations.